TRADE AND OTHER ACCOUNTS PAYABLES (Details) - Schedule of composition of accrued liabilities - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Schedule of composition of accrued liabilities [Abstract]
Aircraft and engine maintenance		$ 292,793	$ 170,731
Accrued personnel expenses		118,199	116,242
Accounts payable to personnel	[1]	91,153	81,222
Others accrued liabilities		49,425	26,132
Total accrued liabilities		$ 551,570	$ 394,327

[1]	Profits and bonus participation (Note 23 letter b)